Consolidated statements of financial position - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash	$ 254	$ 442
Cash equivalents	136	183
Trade and other receivables	2,932	3,129
Inventory	436	380
Contract assets	856	832
Contract costs	345	350
Prepaid expenses	376	217
Other current assets	222	122
Total current assets	5,557	5,655
Non-current assets
Contract assets	414	431
Contract costs	287	286
Property, plant and equipment	24,392	24,029
Intangible assets	13,407	13,258
Deferred tax assets	156	144
Investments in associates and joint ventures	803	814
Other non-current assets	975	757
Goodwill	10,568	10,428
Total non-current assets	51,002	50,147
Total assets	56,559	55,802
Current liabilities
Trade payables and other liabilities	3,603	3,875
Contract liabilities	687	693
Interest payable	177	168
Dividends payable	701	678
Current tax liabilities	148	140
Debt due within one year	5,732	5,178
Total current liabilities	11,048	10,732
Non-current liabilities
Contract liabilities	196	201
Long-term debt	18,367	18,215
Deferred tax liabilities	3,139	2,870
Post-employment benefit obligations	1,987	2,108
Other non-current liabilities	1,098	1,051
Total non-current liabilities	24,787	24,445
Total liabilities	35,835	35,177
EQUITY
Contributed surplus	1,151	1,162
Accumulated other comprehensive income (loss)	34	(17)
Deficit	(4,811)	(4,938)
Total equity attributable to BCE shareholders	20,405	20,302
Non-controlling interest	319	323
Total equity	20,724	20,625
Equity and liabilities	56,559	55,802
Preferred shares
EQUITY
Issued capital	4,004	4,004
Common shares
EQUITY
Issued capital	$ 20,027	$ 20,091